Accumulated Other Comprehensive Income (Loss) (Details) - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Components and changes in accumulated other comprehensive Income (loss)
Accumulated other comprehensive income, beginning of the period		$ 146
Currency translation adjustment
Losses (gains) on translating net assets of foreign operations, net of reclassifications to net earnings, net of tax		4	$ 14
Gains (losses) on financial instruments designated as hedges of foreign operations, net of reclassifications to net earnings, net of tax	[1]	(25)	0	$ 11
Cash flow hedges
Losses on derivatives designated as cash flow hedges, net of reclassifications to net earnings and to non-financial assets, net of tax	[2]	(556)	(200)	20
Other
Intercompany and third-party investments at FVTOCI		(1)	0
Accumulated other comprehensive income, end of the period		(222)	146
Net income tax expense (recovery) relating to gains (losses) on financial instruments		(3)	0	0
Net impact related to cash flow hedges		112	57	23
Net of income tax expense		(12)	(11)	3
Currency translation adjustment
Components and changes in accumulated other comprehensive Income (loss)
Accumulated other comprehensive income, beginning of the period		(35)	(21)
Currency translation adjustment
Losses (gains) on translating net assets of foreign operations, net of reclassifications to net earnings, net of tax		21	(14)
Gains (losses) on financial instruments designated as hedges of foreign operations, net of reclassifications to net earnings, net of tax		(25)	0
Other
Accumulated other comprehensive income, end of the period		(39)	(35)	(21)
Cash flow hedges
Components and changes in accumulated other comprehensive Income (loss)
Accumulated other comprehensive income, beginning of the period		228	436
Cash flow hedges
Losses on derivatives designated as cash flow hedges, net of reclassifications to net earnings and to non-financial assets, net of tax		(456)	(208)
Other
Accumulated other comprehensive income, end of the period		(228)	228	436
Net impact related to cash flow hedges		(112)	(57)
Employee future benefits
Components and changes in accumulated other comprehensive Income (loss)
Accumulated other comprehensive income, beginning of the period		(29)	(66)
Employee future benefits
Net actuarial gains on defined benefit plans, net of tax		37	37
Other
Accumulated other comprehensive income, end of the period		8	(29)	(66)
Net of income tax expense		12	11
Other
Components and changes in accumulated other comprehensive Income (loss)
Accumulated other comprehensive income, beginning of the period		(18)	(47)
Other
Intercompany and third-party investments at FVTOCI		55	29
Accumulated other comprehensive income, end of the period		$ 37	$ (18)	$ (47)

[1]	Net of income tax recovery of $3 million for the year ended Dec. 31, 2022 (2021 and 2020 – nil).
[2]	Net of income tax recovery of $138 million for the year ended Dec. 31, 2022 (2021 – $55 million recovery, 2020 – $8 million expense).